Subsequent Events (Details) - Schedule of financial liabilities under certain loan agreements	3 Months Ended
Dec. 31, 2021 USD ($)
Maple grove development LLC [Member]
Subsequent Events (Details) - Schedule of financial liabilities under certain loan agreements [Line Items]
Borrower	Maple Grove Development LLC
Property	Maple Grove
Lender	Independent Financial Bank
Loan Amount	$ 5,397,000
Guarantor	Michael Sabo & Itiel Kaplan
Guaranteed Amount	100.00%
Pecan Ranch Development LLC [Member]
Subsequent Events (Details) - Schedule of financial liabilities under certain loan agreements [Line Items]
Borrower	Pecan Ranch Development LLC
Property	Pecan Ranch
Lender	Plains State Bank
Loan Amount	$ 2,220,000
Guarantor	Michael Sabo
Guaranteed Amount	100.00%